CONVERTIBLE PROMISSORY NOTES AND WARRANTS	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES AND WARRANTS

NOTE 9 - CONVERTIBLE PROMISSORY NOTES AND WARRANTS

On May 27, 2021, the Company entered into a Unit Purchase Agreement (“Unit Purchase Agreement”) to sell up to 4,000,000 units (the ‘Units’) at a price per Unit of $2.50. Each Unit is comprised of (i) a convertible promissory note (the “Convertible Note”) convertible into common stock of the Company at a price per share of $2.50, (ii) a warrant to purchase one share of common stock of the Company (the ‘Class A Warrant’); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).

In May 2021, the Company issued and sold 29,978 Units at a price of $2.50 per Unit for gross proceeds of $74,945, consisting of Convertible Notes of $74,945, Class A Warrants for the purchase of 29,978 shares of common stock and Class B Warrants for the purchase of 29,978 shares of common stock. The Company incurred related issuance costs of $6,745.

In July 2021, the Company issued and sold 440,000 Units under the Unit Purchase Program for gross proceeds of $1,100,000. The Units included the Convertible Notes for $1,100,000, Class A Warrants for 440,000 shares of common stock and Class B Warrants for 440,000 shares of common stock. The Company incurred related issuance costs of $99,000.

On September 29, 2021, the Company, with the consent of all Unit holders, amended the May 2021 Unit Agreements. By rescinding their investment, the Unit holders agreed to amend the Unit Purchase Agreement resulted in the following changes to the offering:

(i)	Decreased the offering price under the Unit Purchase Agreement from $2.50 per Unit to $2.25 per Unit for all future sales under the Unit Purchase Agreement. No proceeds from the initial investment were returned,

(ii)	Decreased the conversion price from $2.50 per share to $2.25 per share for all current Unit holders and all future investors, and

(iii)	Cancelled all Class A Warrants and Class B Warrants and replaced them with Class C Warrants.

The Company determined that the modifications of Unit Purchase Agreement were not significant enough to be considered substantial, therefore the values of original instruments issued were not adjusted. As a result of this modification, the total of 469,978 Units previously issued were replaced with an aggregate of 522,198 pro-rata Units.

The Company determined that the optional and automatic conversion feature and the share redemption feature attached to the convertible notes meet the definition of derivative liabilities and that the detachable warrants issued do not meet the definition of a liability and therefore will be accounted for as an equity instrument.

The initial $571,807 fair value of the warrants and $391,648 fair value of derivative liabilities issued have been recorded as debt discount and are being amortized to interest and accretion expense using the effective interest method over the term of the Convertible Notes.

	September 30, 2021	December 31, 2020
Convertible notes issued	$1,174,945	$-
Issuance costs	(105,745)	-
Debt discount	(964,153)	-
Debt accretion	74,410	-
Convertible notes, net of debt discount	$179,457	$-

During the three and nine months ended September 30, 2021, the Company recognized interest and accretion expense of $70,221 and $74,410, respectively (September 30, 2020 - $Nil and $Nil) in the condensed consolidated statements of operations.

Convertible Notes Terms

The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount. The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $2.25 per share (before the modification - $2.50 per share). In the event the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold of not less than $10,000,000 (“Qualified Financing”), then all outstanding principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically convert into shares of the equity financing at the lesser of (i) 75% of the cash price per share paid in the financing and the conversion price of $2.25 per unit. The Convertible Notes are secured by a first priority security interest in all assets of the Company.

Warrants Terms

Class A

●	Exercise price is the lower of (i) $3.13 per share, or (ii) the Automatic Conversion Price (the lesser of (i) 75% of the cash price per share paid by the other purchasers of next round securities in the Qualified Financing and (ii) the Conversion Price ($2.50, subject to Customary Antidilution Adjustments).
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 100%.

Class B

●	Exercise price is $5.00 per share,
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 100%.

Class C

●	Exercise price is the lower of (i) $2.25 per share, or (ii) the Automatic Conversion Price (the lesser of (i) 75% of the cash price per share paid by the other purchasers of next round securities in the Qualified Financing and (ii) the Conversion Price ($2.25, subject to Customary Antidilution Adjustments).
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 200%.